DISCONTINUED OPERATIONS - Net earnings (loss) from discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Revenues	$ 1,633.0	$ 987.1
Cost of sales	(1,083.1)	(863.0)
Exploration expenses	(21.7)	(26.3)
Finance costs	(70.8)	(21.0)
Foreign exchange gain (loss)	(1.0)	(12.8)
Earnings (loss) before income taxes	977.2	128.2
Net earnings (loss) from discontinued operations	$ 0.0	6.3
Discontinued operations
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Revenues		47.2
Cost of sales		(23.8)
Exploration expenses		(0.1)
Other expenses		(1.3)
Finance costs		(0.1)
Foreign exchange gain (loss)		(0.2)
Earnings (loss) before income taxes		21.7
Income tax		(8.0)
Net earnings (loss) from discontinued operations before disposal		13.7
Loss on sale of Rosebel		(7.4)
Net earnings (loss) from discontinued operations		$ 6.3